Accounts Receivable, Net	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Accounts Receivable, Net

Note 4 - Accounts Receivable, net

Accounts receivable consisted of the following:

	As of March 31,
	2020	2019

Accounts receivable	$6,819,351	$3,875,548
Less: allowance for doubtful accounts	(3,785,151)	-
	$3,034,200	$3,875,548

Allowance for doubtful accounts:	As of March 31,
	2020	2019

Balance at beginning of year	$-	$-
Addition	(3,785,151)	-
Written off	-	-
Balance at end of year	$(3,785,151)	$-